Series Seed Convertible Preferred Shares (Details) $ / shares in Units, ¥ in Millions, $ in Millions			1 Months Ended		12 Months Ended
	Jul. 31, 2019 CNY (¥) shares	Jul. 31, 2019 USD ($) $ / shares shares	Nov. 30, 2015 CNY (¥) shares	Nov. 30, 2015 USD ($) shares	Dec. 31, 2023 USD ($)
Series Seed Convertible Preferred Shares (Details) [Line Items]
Deemed dividend	¥ 24.5	$ 3.6
Conversion ratio					1:1
Dividends					5.00%
Ordinary shares maximum percentage of subscriptions					100.00%
Shares issuance cost (in Dollars) | $
Investor [Member]
Series Seed Convertible Preferred Shares (Details) [Line Items]
Number of investors subscribe shares			241,125	241,125
New Investor [Member]
Series Seed Convertible Preferred Shares (Details) [Line Items]
Number of investors subscribe value	¥ 28.7	$ 4.2
Investor fair value (in Dollars per share) | $ / shares		$ 33.6928
Ordinary Shareholder [Member]
Series Seed Convertible Preferred Shares (Details) [Line Items]
Number of investors subscribe shares			835,376	835,376
Series Seed Preferred Shares [Member] | Investor [Member]
Series Seed Convertible Preferred Shares (Details) [Line Items]
Number of investors subscribe shares			3,858	3,858
Number of investors subscribe value			¥ 7.6	$ 1.2
Series Seed Preferred Shares [Member] | New Investor [Member]
Series Seed Convertible Preferred Shares (Details) [Line Items]
Number of investors subscribe shares	124,175	124,175
Series Seed Preferred Shares [Member] | Ordinary Shareholder [Member]
Series Seed Convertible Preferred Shares (Details) [Line Items]
Number of investors subscribe shares			13,366	13,366
Convertible Preferred Stock [Member]
Series Seed Convertible Preferred Shares (Details) [Line Items]
Voting rights					one
Dividends					5.00%